SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2021

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 101.8%

CAYMAN ISLANDS — 84.6%
ABPCI Direct Lending Fund CLO I, Ser 2021-1A, Cl D2
4.932%, VAR ICE LIBOR USD 3 Month + 4.800% 07/20/33 (B)	$10,000,000	$10,051,400
ABPCI Direct Lending Fund CLO VII, Ser 2019-7A, Cl C2
5.882%, VAR ICE LIBOR USD 3 Month + 5.750% 10/20/31 (B)	4,300,000	4,302,408
Apex Credit CLO, Ser 2018-2A, Cl E
6.662%, VAR ICE LIBOR USD 3 Month + 6.530% 10/20/31 (B)	14,300,000	13,191,750
Apex Credit CLO, Ser 2018-2A, Cl F
9.112%, VAR ICE LIBOR USD 3 Month + 8.980% 10/20/31 (B)	7,600,000	6,600,600
Apex Credit CLO, Ser 2021-1A
7.401%, 07/18/34	2,000,000	1,920,000
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.734%, VAR ICE LIBOR USD 3 Month + 8.600% 04/17/33 (B)	11,250,000	10,462,500
B&M CLO, Ser 2014-1A, Cl E
5.876%, VAR ICE LIBOR USD 3 Month + 5.750% 04/16/26 (B)	5,307,729	3,677,726
Battalion CLO VII, Ser 2014-7A, Cl SUB
07/17/28 (B)(C)	12,746,000	4,716,020
Battalion CLO VIII, Ser 2015-8A, Cl SUB
07/18/30 (B)(C)	23,307,000	15,848,760
Battalion CLO VIII, Ser 2020-8A, Cl D1R2
6.872%, VAR ICE LIBOR USD 3 Month + 6.750% 07/18/30 (B)	10,990,000	10,999,891
Battalion CLO X, Ser 2016-10A, Cl SUB
01/25/35 (B)(C)	25,270,000	23,469,512
Battalion CLO XI, Ser 2017-11A, Cl SUB
04/24/34 (B)(C)	38,324,300	33,725,384
Battalion CLO XII, Ser 2018-12A, Cl SUB
05/17/31 (B)(C)	46,533,517	34,551,136
Battalion CLO XIV, Ser 2019-14A, Cl SUB
04/20/32 (C)	47,870,000	37,458,275
Battalion CLO XVI, Ser 2019-16A, Cl SUB
12/19/32 (B)(C)	17,100,000	15,133,500
Battalion CLO XX, Ser 2021-20A, Cl SUB
07/15/34 (C)	22,303,000	20,741,790
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB
04/20/31 (C)	30,840,000	17,856,360
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)	21,904,000	6,571,200
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR
6.732%, VAR ICE LIBOR USD 3 Month + 6.600% 07/20/29 (B)	3,000,000	2,826,000
Benefit Street Partners CLO IV
07/20/26 (B)(C)	42,166,000	21,504,660
Benefit Street Partners CLO IX
07/20/25 (B)(C)	22,625,000	15,045,625
Benefit Street Partners CLO V
10/20/26 (B)(C)	19,200,000	—
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)	68,733,000	38,771,873
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
07/18/27 (C)	36,750,000	543,900
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB
(B)(C)	36,680,000	20,540,800
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
04/20/34 (B)(C)	43,330,000	25,998,000
Benefit Street Partners Clo XII, Ser 2017-12A, Cl C
3.176%, VAR ICE LIBOR USD 3 Month + 3.050% 10/15/30 (B)	9,562,000	9,322,950
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)	40,364,000	18,567,440
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
04/20/31 (B)(C)	37,334,000	26,488,473
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
10/15/32 (B)(C)	41,316,000	31,367,107

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2021

Description	Par Value	Fair Value

Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
07/15/34 (B)(C)	$32,470,000	$32,470,000
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
04/25/34 (C)	39,000,000	32,955,000
Brigade Debt Funding I, Ser 2018-1A, Cl SUB
04/25/36 (C)	55,000,000	46,310,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB(C)
10/25/35 (B)(C)	20,000,000	16,080,000
Brightwood Capital MM CLO, Ser 2020-1A, Cl B1
2.866%, VAR ICE LIBOR USD 3 Month + 2.750% 12/15/28 (B)	6,000,000	6,013,200
Cathedral Lake CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	18,200,000	5,460,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR
3.624%, VAR ICE LIBOR USD 3 Month + 3.500% 10/15/29 (B)	5,000,000	4,837,500
Cathedral Lake CLO, Ser 2017-1A, Cl DR
7.376%, VAR ICE LIBOR USD 3 Month + 7.250% 10/15/29 (B)	14,464,000	13,379,200
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	42,982,000	18,482,260
Cathedral Lake V, Ser 2018-5A, Cl E
6.232%, VAR ICE LIBOR USD 3 Month + 6.100% 10/21/30 (B)	9,000,000	8,370,000
Cathedral Lake V, Ser 2018-5A, Cl SUB
10/21/30 (B)(C)	30,838,000	14,802,240
Cathedral Lake VII, Ser 2021-7RA, Cl E
7.896%, 01/15/32	4,000,000	3,895,000
Eaton Vance CLO, Ser 2020-1A, Cl SUB
10/15/34 (B)(C)	22,785,000	19,253,325
Eaton Vance CLO, Ser 2020-2A, Cl SUB
10/15/32 (B)(C)	33,225,000	26,659,740
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)	14,400,000	3,312,000
Elevation CLO, Ser 2017-2A, Cl ER
6.474%, VAR ICE LIBOR USD 3 Month + 6.350% 10/15/29 (B)	7,500,000	7,057,639
Elevation CLO, Ser 2017-2A, Cl FR
8.764%, VAR ICE LIBOR USD 3 Month + 8.640% 10/15/29 (B)	8,550,000	7,846,662
Elevation CLO, Ser 2018-10A, Cl E
6.422%, VAR ICE LIBOR USD 3 Month + 6.290% 10/20/31 (B)	14,000,000	13,517,238
Elevation CLO, Ser 2018-10A, Cl SUB
10/20/31 (B)(C)	40,850,000	24,296,518
Elevation CLO, Ser 2018-8A, Cl F
7.984%, VAR ICE LIBOR USD 3 Month + 7.860% 10/25/30 (B)	6,650,000	5,853,186
First Eagle Clarendon Fund CLO, Ser 2015-1A, Cl E
6.175%, VAR ICE LIBOR USD 3 Month + 6.050% 01/25/27 (B)	16,226,000	15,977,742
Great Lakes CLO, Ser 2014-1A, Cl ER
7.626%, 10/15/29	10,378,000	10,147,608
Great Lakes CLO, Ser 2015-1A, Cl ER
8.000%, VAR ICE LIBOR USD 3 Month + 7.360% 01/16/30 (B)	17,689,000	16,960,213
Great Lakes CLO, Ser 2015-1A, Cl FR
11.000%, VAR ICE LIBOR USD 3 Month + 10.000% 01/16/30 (B)	6,517,000	5,963,707
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)	24,580,042	15,566,541
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D
7.038%, 01/22/31	15,700,000	14,721,890
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB
10/20/29 (B)(C)	19,066,500	10,308,665
Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER
7.862%, VAR ICE LIBOR USD 3 Month + 7.730% 10/20/29 (B)	9,000,000	8,938,800
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.204%, VAR ICE LIBOR USD 3 Month + 7.070% 04/18/30 (B)	15,555,000	15,001,242
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
04/18/30 (B)(C)	1,667,000	1,060,629

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2021

Description	Par Value	Fair Value

LCM 32 CLO, Ser 2021-33A, Cl SUB
07/20/34 (C)	$1,043,735	$553,180
LCM 32 CLO, Ser 2021-32A, Cl INC
07/20/34 (B)(C)	17,210,000	14,112,200
LCM 33 CLO, Ser 2021-33A, Cl INC
07/20/34 (C)	21,240,000	17,204,400
LCM CLO, Ser 2020-31A, Cl INC
01/20/32 (C)	5,187,000	4,506,466
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/30 (B)(C)	25,988,000	17,411,960
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
5.975%, VAR ICE LIBOR USD 3 Month + 5.850% 01/25/30 (B)	17,100,000	16,672,500
Marathon CLO, Ser 2019-2A, Cl C1A
5.002%, VAR ICE LIBOR USD 3 Month + 4.870% 01/20/33 (B)	1,000,000	1,000,000
Marathon CLO, Ser 2019-2A, Cl C2
6.102%, VAR ICE LIBOR USD 3 Month + 5.970% 01/20/33 (B)	1,000,000	1,000,000
MCF CLO VIII, Ser 2018-1A, Cl SUB
07/18/30 (B)(C)	27,710,000	26,801,112
Monroe Capital MML CLO, Ser 2018-1A, Cl ER
7.378%, VAR ICE LIBOR USD 3 Month + 7.250% 07/22/28 (B)	15,000,000	14,716,500
Mountain View CLO, Ser 2017-1A, Cl DR
4.271%, VAR ICE LIBOR USD 3 Month + 4.150% 10/12/30 (B)	2,000,000	1,940,000
Mountain View CLO, Ser 2017-1A, Cl ER
7.821%, VAR ICE LIBOR USD 3 Month + 7.700% 10/12/30 (B)	10,000,000	9,200,000
Neuberger Berman CLO 24, Ser 2017-24A, Cl INC
04/19/30 (B)(C)	15,000,000	9,759,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)	19,868,600	9,811,115
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR
8.604%, VAR ICE LIBOR USD 3 Month + 8.480% 10/15/29 (B)	5,100,000	4,589,490
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/30 (B)(C)	26,625,000	16,507,500
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
10/17/30 (B)(C)	818,231	114,552
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC
10/18/29 (B)(C)	16,000,000	10,880,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC
10/18/30 (B)(C)	13,600,000	10,044,960
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC
01/15/30 (B)(C)	12,000,000	8,100,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN
0.072%, 01/15/30 (B)	295,867	153,851
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR
10/19/31 (B)(C)	92,000	74,520
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR
10/19/31 (B)(C)	331,457	268,480
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC
10/19/31 (B)(C)	18,000,000	13,402,800
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI
0.110%, 10/19/31 (B)(C)	800,000	592,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC
01/20/31 (B)(C)	4,050,000	3,442,500
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC
01/19/32 (B)(C)	18,300,000	14,916,330
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC
0.051%, 01/19/32 (B)(C)	1,325,406	1,192,865
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
04/20/33 (B)(C)	8,625,000	6,951,750
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/33 (B)(C)	111,146	89,973
Neuberger Berman Loan Advisers CLO 36, Ser 2021-36A, Cl F
8.632%, VAR ICE LIBOR USD 3 Month + 8.500% 04/20/33 (B)	5,000,000	4,867,500

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2021

Description	Par Value	Fair Value

Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SBPF
10/20/32 (C)	$108,125	$108,125
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SUB
10/20/32 (C)	14,719,000	12,952,720
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
7.874%, VAR ICE LIBOR USD 3 Month + 7.750% 10/25/28 (B)	23,142,000	23,144,314
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)	32,718,000	14,723,100
NewStar Berkeley Fund CLO, Ser 2019-1A, Cl DR
4.874%, VAR ICE LIBOR USD 3 Month + 4.750% 10/25/28 (B)	5,269,000	5,272,161
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
7.334%, VAR ICE LIBOR USD 3 Month + 7.200% 01/20/27 (B)	9,000,000	8,550,000
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
04/20/30 (B)(C)	50,029,000	27,240,791
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN
3.712%, VAR ICE LIBOR USD 3 Month + 3.580% 04/20/30 (B)	5,300,000	5,187,269
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
7.512%, VAR ICE LIBOR USD 3 Month + 7.380% 04/20/30 (B)	12,600,000	11,659,788
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)	11,500,000	8,305,300
OCP CLO, Ser 2017-14A, Cl SUB
11/20/30 (B)(C)	16,333,000	10,779,780
OCP CLO, Ser 2017-6A, Cl ER
8.182%, VAR ICE LIBOR USD 3 Month + 8.060% 10/17/30 (B)	10,800,000	10,229,760
OCP CLO, Ser 2019-16A, Cl SUB
04/10/32 (B)(C)	9,000,000	7,494,300
OCP CLO, Ser 2019-17A, Cl SUB
07/20/32 (B)(C)	15,000,000	13,921,500
OCP CLO, Ser 2020-19A, Cl SUB
10/20/34 (B)(C)	9,300,000	10,263,480
OCP CLO, Ser 2021-21A, Cl SUB
07/20/34 (C)	20,597,000	18,592,912
Shackleton CLO, Ser 2021-16A, Cl E
7.085%, VAR ICE LIBOR USD 3 Month + 6.960% 10/20/34 (B)	11,100,000	10,878,000
Shackleton CLO, Ser 2021-16A, Cl SUB
10/20/34 (B)(C)	25,230,000	24,725,400
Shackleton CLO, Ser 2018-6RA, Cl F
8.492%, VAR ICE LIBOR USD 3 Month + 8.370% 07/17/28 (B)	6,000,000	5,818,200
Shackleton CLO, Ser 2018-6RA, Cl SU
07/17/28 (C)	19,200,000	8,064,000
Shackleton CLO, Ser 2019-14A, Cl SUB
07/20/34 (B)(C)	15,750,000	11,497,500
Shackleton CLO, Ser 2019-XV, Cl SUB
01/15/30 (C)	10,000,000	8,975,000
Shackleton CLO, Ser 2021-16A
(C)	10,000,000	10,000,000
TCW CLO, Ser 2017-1A, Cl SUB
10/29/34 (B)(C)	36,999,000	26,639,280
TCW CLO, Ser 2018-1A, Cl SUB
04/25/31 (B)(C)	29,703,000	19,942,594
TCW CLO, Ser 2019-2A, Cl E
7.532%, VAR ICE LIBOR USD 3 Month + 7.400% 10/20/32 (B)	4,000,000	4,000,000
TCW CLO, Ser 2019-2A, Cl SUB
10/20/32 (B)(C)	28,463,000	21,631,880
TCW CLO, Ser 2020-1A
04/20/34 (C)	9,600,000	9,600,000
TCW CLO, Ser 2021-1A, Cl ERR
6.882%, VAR ICE LIBOR USD 3 Month + 6.780% 10/29/34 (B)	5,000,000	4,750,000
Telos CLO, Ser 2018-5A, Cl DR
3.422%, VAR ICE LIBOR USD 3 Month + 3.300% 04/17/28 (B)	18,758,000	18,523,525
Telos CLO, Ser 2018-5A, Cl ER
6.682%, VAR ICE LIBOR USD 3 Month + 6.560% 04/17/28 (B)	24,827,452	23,275,736

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2021

Description	Par Value	Fair Value

Trinitas CLO X, Ser 2019-10A, Cl E
7.024%, VAR ICE LIBOR USD 3 Month + 6.900% 04/15/32 (B)	$15,000,000	$14,865,000
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/20 (B)(C)	6,500,000	1,833,000
Venture 28 CLO, Ser 2017-28AA, Cl SUB
10/20/29 (B)(C)	25,000,000	12,000,000
Venture 35 CLO, Ser 2018-35A, Cl SUB
10/22/31 (B)(C)	26,039,000	13,540,280
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)	11,620,000	5,810,000
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)	10,526,000	4,526,180
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)	21,122,000	12,461,980
Voya CLO, Ser 2015-3A, Cl ER
8.632%, VAR ICE LIBOR USD 3 Month + 8.500% 10/20/31 (B)	18,400,000	17,698,960
Voya CLO, Ser 2015-3A, Cl SUB
10/20/31 (B)(C)	56,700,000	24,278,940
Voya CLO, Ser 2019-1A, Cl SUB
04/15/31 (B)(C)	4,300,000	3,612,000
Voya CLO, Ser 2020-2A
07/31/31 (C)	41,288,000	40,255,800
Voya CLO, Ser 2021-2A
10/20/34 (C)	25,350,000	21,547,500
Zohar III, Ser 2007-3A, Cl A2
0.740%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	5,400,000
Zohar III, Ser 2007-3A, Cl A3
0.940%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)(D)	56,000,000	5,600

		1,723,211,944

IRELAND — 2.7%
Apex Credit CLO, Ser 2017-1A, Cl E
6.474%, VAR ICE LIBOR USD 3 Month + 6.350% 04/24/29 (B)	10,500,000	10,211,250
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/29 (B)(C)	23,450,000	7,035,000
Blue Ridge CLO II, Ser 2014-2A, Cl D
4.934%, VAR ICE LIBOR USD 3 Month + 4.800% 07/18/26 (B)	7,449,971	5,895,907
Blue Ridge CLO II, Ser 2014-2A, Cl E
5.934%, VAR ICE LIBOR USD 3 Month + 5.800% 07/18/26 (B)	8,812,363	761,388
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	1,250
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
07/20/29 (B)(C)	11,695,868	11,266,629
Longfellow Place CLO, Ser 2017-1A, Cl ERR
7.824%, VAR ICE LIBOR USD 3 Month + 7.700% 04/15/29 (B)	4,000,000	3,952,272
Longfellow Place CLO, Ser 2017-1A, Cl FRR
8.624%, VAR ICE LIBOR USD 3 Month + 8.500% 04/15/29 (B)	7,369,173	5,216,638
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
04/22/29 (B)(C)	5,900,000	3,304,000
OCP CLO, Ser 2017-4A, Cl ER
7.974%, VAR ICE LIBOR USD 3 Month + 7.850% 04/24/29 (B)	8,250,000	7,725,300

		55,369,634

JERSEY — 1.0%
Saranac CLO I, Ser 2017-1A, Cl ER
7.825%, VAR ICE LIBOR USD 3 Month + 7.700% 07/26/29 (B)	18,000,000	14,985,000
Saranac CLO VII, Ser 2017-2A, Cl ER
6.851%, VAR ICE LIBOR USD 3 Month + 6.720% 11/20/29 (B)	7,750,000	6,374,375

		21,359,375

UNITED STATES — 13.5%
Apres Static CLO I, Ser 2019-1A, Cl DR
7.886%, 10/16/28	7,375,000	7,375,737
Benefit Street Partners CLO, Ser 2015-VIB, Cl E
7.485%, 07/20/34	5,000,000	4,942,677

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2021

Description	Par Value/Shares	Fair Value

Benefit Street Partners CLO IV, Ser 2021-IVA, Cl DRR
7.332%, VAR ICE LIBOR USD 3 Month + 7.200% 01/20/32 (B)	$4,600,000	$4,504,780
Benefit Street Partners CLO X, Ser 2016-10A
6.884%, 04/20/34	3,250,000	3,234,400
Cactus IV Warehouse Note
(C)	12,000,000	12,000,000
Hayfin XII CLO, Ser 2020-12A, Cl D
4.294%, 01/20/34	8,250,000	8,250,000
Ivy Hill IV Warehouse Note
07/03/21 (C)(D)	85,000,000	73,950,000
Ivy Hill Middle Market Credit Fund XII
8.312%, 07/20/29	30,000,000	29,848,200
Ivy Hill Middle Market Credit Fund XVIII
7.934%, 04/22/33	5,000,000	4,999,250
Lake Shore CLO
9.079%, 04/15/33	14,550,000	14,523,810
Neuberger Berman Loan Advisors CLO 39
(C)(D)	15,147,625	13,329,910
Neuberger Berman Loan Advisors CLO 41
(C)	12,302.375	10,272,233
Neuberger Berman Loan Advisors CLO 43
(C)	13,119,000	11,577,518
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
7.581%, VAR ICE LIBOR USD 3 Month + 7.450% 07/15/34 (B)	3,500,000	3,430,000
Ocean Trails CLO IX, Ser 2021-9A, Cl ER
%, VAR ICE LIBOR USD 3 Month + 7.450% 10/15/34 (B)	10,000,000	9,800,000
TCW CLO Warehouse Note, Ser 2020-1
(C)	41,625,000	31,218,750
Wells Fargo Warehouse Note
(C)	5,000,000	5,000,000
Wind River CLO, Ser 2021-3A
07/20/33 (C)	30,312,000	25,954,650

		274,211,915

Total Asset-Backed Securities (Cost $1,686,392,466)		2,074,152,868

COMMON STOCK (A) — 0.0%

UNITED STATES — 0.0%
Aquity Equity (Escrow Security)	23,518	2,940

Total Common Stock (Cost $–)		2,940

CASH EQUIVALENT (E) (F) — 6.3%

UNITED STATES — 6.3%
SEI Daily Income Trust Government Fund, Cl F, 0.010%	127,899,968	127,899,968

Total Cash Equivalent (Cost $127,899,968)		127,899,968

Total Investments — 108.1% (Cost $1,814,292,434)		$2,202,055,776

Percentages based on Limited Partners’ Capital of $2,036,886,379.

Transactions with affiliated funds during the period ended September 30, 2021 are as follows:

	Value of Shares Held as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 9/30/2021	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$77,566,780	$642,275,333	($591,942,145)	$—	$127,899,968	$9,651

CDO — Collateralized Debt Obligation

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2021

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable

(A)	Securities considered illiquid. The total value of such securities as of September 30, 2021 was $2,074,155,808 and represented 101.8% of Partners’ Capital.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2021, the market value of Rule 144A positions amounted to $1,478,765,807 or 72.6% of Limited Partners’ Capital.

(C)	Represents equity/residual investments for which estimated effective yields are applied.
(D)

Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2021 was $92,685,510 and represents 4.6% of Limited Partners’ Capital.

(E)	Rate shown is the 7-day effective yield as of September 30, 2021.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$2,074,152,868	$2,074,152,868
Common Stock	—	—	2,940	2,940
Cash Equivalent	127,899,968	—	—	127,899,968

Total Investments in Securities	$127,899,968	$—	$2,074,155,808	$2,202,055,776

(1)   Of the $2,074,155,808 in Level 3 securities as of September 30, 2021, $1,981,470,298 was valued via third party pricing vendors and broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3 Securities
Beginning balance as of January 1, 2021	$1,762,919,433
Accrued discounts/premiums	516,062
Realized gain/(loss)	35,755,849
Change in unrealized appreciation/(depreciation)	299,620,748
Proceeds from sales	(536,059,597)
Purchases	511,403,313

Ending balance as of September 30, 2021	$2,074,155,808

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$305,698,207

For the period ended September 30, 2021, there were no transfers into or out of Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.